Operating expenses - Schedule of Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (15,105)	€ (11,982)
Payroll costs (including share-based payments)	(6,199)	(5,239)
Depreciation, amortization, and provision expenses	(682)	(583)
Total research and development expenses	€ (21,987)	€ (17,805)